Income Tax	12 Months Ended
Feb. 28, 2017
Income Tax [Text Block]
10.	Income Tax

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 28, 2017, February 29, 2016, and February 28, 2015:

	2017	2016	2015

(Loss) before tax from continuing operations	$(3,103,321)	$(3,919,581)	$(3,834,724)
Earnings (loss) before tax from discontinued operations	(926,111)	2,179,643	3,373,649
Earnings (loss) before income taxes:
Canada	$(4,029,432)	$(1,739,938)	$461,075
United States	-	-	(16,528)
Total	(4,029,432)	$(1,739,938)	$444,547

Provision (recovery) for income taxes:
Current	$-	$-	$-
Deferred, Canada	2,480,257	(436,654)	108,965
Deferred, United States	-	-	-
Total	$2,480,257	$(436,654)	$108,965

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 26% (2016 – 26%, 2015 – 26%) statutory tax rate, as follows:

	2017	2016	2015
Tax at statutory rates at CDN rates	$(1,047,652)	$(452,384)	$115,582
Foreign loss taxed at US rates	-	-	(4,297)
Effect of foreign exchange on loss carry-forwards	-	(704,281)	(174,257)
Non-deductible expenses (revenue)	(55,681)	7,352	(37,861)
Other items, net	-	-	42,380
Change in valuation allowance	3,583,590	712,659	167,418

Income tax provision (recovery) for year	$2,480,257	$(436,654)	$108,965

As at February 28, 2017, the Company and its subsidiaries have accumulated net operating losses in the amount of approximately $8 million which can be applied against future earnings in Canada and $10.8 million in the United States. The net operating loss carry forward amounts commence to expire in 2027 through 2037.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2017	2016

Operating and other losses carried forward	$6,589,096	$6,127,452
Property, plant and equipment	1,451,069	809,380
Trademark and deferred costs	112,245	112,245
Financing costs	-	-
Total deferred tax assets	8,152,410	7,049,077
Valuation allowance	(8,152,410)	(4,568,820)

Net deferred tax assets	$-	$2,480,257

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of tax assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has recognized a valuation allowance for those deferred tax assets for which realization is not more likely than not to occur.

The tax years that remain open to examination by the tax authorities are generally 2012-2017. The net operating losses from prior years are subject to adjustment under examination to the extent they remain unutilized in an open year.

There are no uncertain tax positions to recognize at February 28, 2017 and February 29, 2016.